CONVERTIBLE DEBT (Details)						1 Months Ended		3 Months Ended		12 Months Ended
	May 05, 2026 shares	Apr. 21, 2026 shares	Dec. 29, 2025 USD ($)	Sep. 19, 2024	Jul. 12, 2024 USD ($) D shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) D $ / shares shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) individual $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 23, 2026 USD ($)
CONVERTIBLE DEBT
Gain on extinguishment of debt									$ 14,019	$ 2,568,839	$ 2,257,638
Gross proceeds										$ 8,762,250	4,940,000
Term				1 year
Conversion Price (in dollars per share) | $ / shares										$ 1
Convertible debt										$ 3,630,000
Conversion of convertible debt and accrued interest (in shares) | shares					321,428
Change in fair value of convertible debt								$ (104,238)	(319,695)	(2,146,284)	(1,707,747)
Payments of debt								$ 606,335	$ 321,181	2,518,306	2,262,401
Minimum
CONVERTIBLE DEBT
Term								6 months
Maximum
CONVERTIBLE DEBT
Term								1 year
Carrying Amount
CONVERTIBLE DEBT
Convertible debt							$ 8,570,000	$ 6,234,495		4,599,225	8,570,000
Estimated Fair Value
CONVERTIBLE DEBT
Convertible debt							8,542,323	$ 6,593,923		5,321,303	$ 8,542,323
2025 Convertible Notes
CONVERTIBLE DEBT
Gain (loss) on extinguishment of debt										(2,261,222)
Extinguishment of debt										$ 6,155,891
Conversion of debt to shares | shares										1,094,107
Number of individuals issued | individual										34
Gross proceeds										$ 3,212,250
Common stock convertible notes | shares										316,398
2025 Convertible Notes | Minimum
CONVERTIBLE DEBT
Interest rate (in percentage)										10.00%
Term								210 days		30 days
Optional conversion period										30 days
Conversion Price (in dollars per share) | $ / shares										$ 1.04
2025 Convertible Notes | Maximum
CONVERTIBLE DEBT
Interest rate (in percentage)										20.00%
Term										1 year
Optional conversion period										210 days
Conversion Price (in dollars per share) | $ / shares										$ 36.8
2025 Convertible Notes | Vanquish and Labrys
CONVERTIBLE DEBT
Interest rate (in percentage)										10.00%
2025 Convertible Notes | Other parties
CONVERTIBLE DEBT
Interest rate (in percentage)										20.00%
2025 Convertible Notes | Vanquish | Minimum
CONVERTIBLE DEBT
Percentage of discount received by the entity on prepayment of debt										2.00%
Number of days early payment of prepayment discount										60 days
2025 Convertible Notes | Vanquish | Maximum
CONVERTIBLE DEBT
Percentage of discount received by the entity on prepayment of debt										5.00%
Number of days early payment of prepayment discount										180 days
2025 Convertible Notes | Carrying Amount
CONVERTIBLE DEBT
Convertible debt										$ 3,212,250
2025 Convertible Notes | Estimated Fair Value
CONVERTIBLE DEBT
Convertible debt										3,778,303
2024 Convertible Notes
CONVERTIBLE DEBT
Gain (loss) on extinguishment of debt										0
Extinguishment of debt										$ 2,725,214
Conversion of debt to shares | shares										258,154
Gain on extinguishment of debt										$ 89,731
Assumed 2024 notes
CONVERTIBLE DEBT
Percentage of gross proceeds					10.00%
Maturity date | D					5
Threshold days of trailing volume | D					5
Interest rate at event of default											10.00%
Initial mandatory payments of the debt											$ 50,000
Initial mandatory payment required											$ 500,000
Initial mandatory payment period from effective date											30 days
Assumed 2024 notes | Monterey Capital Acquisition Corporation
CONVERTIBLE DEBT
Unsecured promissory notes					$ 3,680,000
SEPA Convertible Note
CONVERTIBLE DEBT
Extinguishment of debt										$ 684,894
Conversion of debt to shares | shares										119,307
Fair value of the shares issued										$ 1,099,054
Convertible debt							2,300,000	$ 1,146,000		1,543,000	$ 2,300,000
Total							$ 2,500,000	991,135		1,386,975	2,500,000
Change in fair value of convertible debt								$ 71,119		$ 979,553	$ 0
SEPA Convertible Note, floor price (in $ per share) | $ / shares											$ 4.54
Redemption notice period							10 days
Maximum number of shares issuable | shares											305,663
Cure period											5 days
Undismissed proceedings, cure period											61 days
Threshold amount of other indebtedness							$ 500,000				$ 500,000
The aggregate threshold amount of final judgments							$ 500,000				$ 500,000
Final judgement event of default, unsatisfied period											30 days
Cessation of trading, event of default period											10 days
Other event of default, cure period											10 days
SEPA Convertible Note | Subsequent events
CONVERTIBLE DEBT
Conversion of debt to shares | shares	37,931	34,620
SEPA Convertible Note | Maximum | Debt Conversion Option Unavailable
CONVERTIBLE DEBT
Percentage of beneficial ownership							4.99%				4.99%
SEPA Convertible Note | Yorkville
CONVERTIBLE DEBT
Conversion of debt to shares | shares							8,264
Interest rate at event of default							18.00%
Gross proceeds							$ 2,500,000
Interest rate (in percentage)							7.00%				7.00%
Conversion Price (in dollars per share) | $ / shares							$ 64				$ 64
Proceeds from notes payable net							$ 2,300,000
Percentage rate of the original issue discount							8.00%
Amount of non-cash expense for the original issuance discount							$ 200,000
Threshold percentage of stock price trigger							93.00%
Number of consecutive trading days prior to conversion date (in days) | D							10
SEPA Convertible Note, floor price (in $ per share) | $ / shares							$ 4.54
Percentage of prepayment premium payable							7.00%
Commitment fees							$ 375,000
Payment of upfront commitment fees							187,500
Periodic payments											$ 277,778
SEPA Convertible Note | Yorkville | After Second Tranche Of Receipt Of Advances
CONVERTIBLE DEBT
Periodic payments						$ 500,000
SEPA Convertible Note | Yorkville | Maximum
CONVERTIBLE DEBT
Principal amount							4,500,000				4,500,000
Yorkville Agreement
CONVERTIBLE DEBT
Deferred fee			$ 187,500				$ 187,500				$ 187,500
No conversion period			14 days
Termination fee			$ 175,000
Right of first refusal period			24 months
Payments of debt			$ 250,000
Yorkville Agreement | Subsequent events
CONVERTIBLE DEBT
Final payment												$ 136,975